Note 16 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
Trade Date	Financial Institution	Notional Amount($m)	Interest rate (%)	End Date
21 Jan 2011	EFG Eurobank – Ergasias S.A.	10.0	2.29	21 Jan 2016
20 Sep 2013	EFG Eurobank – Ergasias S.A.	10.0	1.29	31 Dec 2016
17 Oct 2014	EFG Eurobank – Ergasias S.A.	10.0	1.97 (average)*	28 May 2019

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2014	December 31, 2015

Interest rate swap contracts	Current liabilities – Derivatives	297,992	50,402

Interest rate contracts	Long-term liabilities – Derivatives	779	202,700

Total derivative liabilities		298,771	253,102

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015
Interest rate – Fair value	Change in fair value of derivatives	1,375,820	718,977	45,669
Interest rate contracts - Realized loss	Change in fair value of derivatives	(1,552,952)	(763,625)	(307,343)
Total loss on derivatives		(177,132)	(44,648)	(261,674)